OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

SG UNLOCK FUNDING LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001952187

UNLOCK HEA TRUST 2025-2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Timothy Carr, 646-974-8563

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G/A which amends the Form ABS-15G filed by SG Unlock Funding LLC on October 31, 2025 (the “Original Filing”)

EXPLANATORY NOTE

This Form ABS-15G/A amends the Original Filing and is being filed to replace the Original Filing in its entirety.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SG UNLOCK FUNDING LLC

Date: October 31, 2025	By:	/s/ Timothy Carr
	Name:	Timothy Carr
	Title:	Senior Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Maxwell Diligence Solutions, LLC (“Maxwell”) Narrative

Schedule 1 - Maxwell Standard Exceptions Report

Schedule 2 - Maxwell Grading Report

Schedule 3 - Maxwell Valuation Report

Schedule 4 - Maxwell Supplemental Data

Schedule 5 - Maxwell Data Compare Report

Schedule 6 - Maxwell Title Review